UTILITIES PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 95.2%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Agricultural Services -- 1.3%
-----------------------------------------------------------------------
Monsanto Co.                                   165,000     $  5,577,000
-----------------------------------------------------------------------
                                                           $  5,577,000
-----------------------------------------------------------------------
Broadcasting and Cable -- 0.5%
-----------------------------------------------------------------------
Cox Communications, Inc., Class A(1)            50,000     $  2,095,500
Ovation, Inc.(1)(2)                            285,787                0
-----------------------------------------------------------------------
                                                           $  2,095,500
-----------------------------------------------------------------------
Drugs -- 0.5%
-----------------------------------------------------------------------
Ivax Corp.(1)                                  110,000     $  2,215,400
-----------------------------------------------------------------------
                                                           $  2,215,400
-----------------------------------------------------------------------
Electric Utilities -- 36.6%
-----------------------------------------------------------------------
Allegheny Energy, Inc.                         456,300     $ 16,527,186
ALLETE, Inc.                                   310,000        7,812,000
Cleco Corp.                                    600,000       13,182,000
DPL, Inc.                                      300,000        7,224,000
DTE Energy Co.                                 250,000       10,485,000
Energy East Corp.                              170,000        3,228,300
Entergy Corp.                                  260,000       10,168,600
Exelon Corp.                                   565,625       27,082,125
FPL Group, Inc.                                 80,100        4,517,640
Innogy Holdings plc(3)                       1,000,000        2,794,400
Mirant Corp.(1)                                600,000        9,612,000
National Grid Group plc(3)                     759,000        4,727,887
NRG Energy, Inc.(1)                            382,100        5,922,550
Pinnacle West Capital Corp.                     90,000        3,766,500
PPL Corp.                                      308,200       10,740,770
Reliant Resources, Inc.(1)                     200,000        3,302,000
Scottish and Southern Energy plc(3)            500,000        4,438,950
TXU Corp.                                      215,000       10,137,250
-----------------------------------------------------------------------
                                                           $155,669,158
-----------------------------------------------------------------------
Gas Utilities -- 5.8%
-----------------------------------------------------------------------
Equitable Resources, Inc.                      145,000     $  4,940,150
KeySpan Corp.                                  205,000        7,103,250
Kinder Morgan Management, LLC(1)               134,022        5,079,434
National Fuel Gas Co.                          230,000        5,681,000
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Gas Utilities (continued)
-----------------------------------------------------------------------
Peoples Energy Corp.                            50,000     $  1,896,500
-----------------------------------------------------------------------
                                                           $ 24,700,334
-----------------------------------------------------------------------
Medical Products -- 0.4%
-----------------------------------------------------------------------
Applera Corp. -- Applied Biosystems             40,000     $  1,570,800
-----------------------------------------------------------------------
                                                           $  1,570,800
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.7%
-----------------------------------------------------------------------
Patterson-UTI Energy, Inc.(1)                  100,000     $  2,331,000
San Juan Basin Royalty Trust                   500,000        4,795,000
-----------------------------------------------------------------------
                                                           $  7,126,000
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.8%
-----------------------------------------------------------------------
Talisman Energy Inc.                           200,000     $  7,570,000
-----------------------------------------------------------------------
                                                           $  7,570,000
-----------------------------------------------------------------------
Oil Services -- 0.1%
-----------------------------------------------------------------------
Plains All American Pipeline, L.P.              25,000     $    649,750
-----------------------------------------------------------------------
                                                           $    649,750
-----------------------------------------------------------------------
REITS -- 1.3%
-----------------------------------------------------------------------
Annaly Mortgage, Inc. 144A(1)(4)               350,000     $  5,607,000
-----------------------------------------------------------------------
                                                           $  5,607,000
-----------------------------------------------------------------------
Telecommunications Services -- 4.2%
-----------------------------------------------------------------------
AT&T Wireless Services, Inc.(1)                396,661     $  5,700,018
Cosmote Mobile Communications GDR(4)            78,000        1,614,600
Sprint Corp. (PCS Group)(1)                    285,000        6,956,850
Telecom Italia Mobile(3)                       502,000        2,802,465
Triton PCS Holdings Inc., Class A(1)            30,000          880,500
-----------------------------------------------------------------------
                                                           $ 17,954,433
-----------------------------------------------------------------------
Telephone Utilities -- 19.7%
-----------------------------------------------------------------------
BCE, Inc.(3)                                   807,700     $ 18,415,560
BellSouth Corp.                                400,000       15,260,000
Manitoba Telecom Services, Inc.(3)             230,000        4,999,809
SBC Communications, Inc.                       690,000       27,027,300
Sprint Corp. (FON Group)                       365,000        7,329,200

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Telephone Utilities (continued)
-----------------------------------------------------------------------
Verizon Communications, Inc.                   225,000     $ 10,678,500
-----------------------------------------------------------------------
                                                           $ 83,710,369
-----------------------------------------------------------------------
Utilities - Electrical and Gas -- 21.3%
-----------------------------------------------------------------------
Alliant Energy Corp.                           193,500     $  5,874,660
Cinergy Corp.                                  240,000        8,023,200
CMS Energy Corp.                               280,000        6,728,400
Consolidated Edison, Inc.                      150,000        6,054,000
Dominion Resources, Inc.                       120,000        7,212,000
Dynegy, Inc., Class A                            5,000          127,500
Firstenergy Corp.                              295,000       10,319,100
MDU Resources Group, Inc.                      125,000        3,518,750
Nisource, Inc.                                 458,913       10,582,534
Progress Energy Inc.                           190,000        8,555,700
Public Service Enterprise Group Inc.           209,100        8,821,929
Reliant Energy, Inc.                           145,000        3,845,400
SCANA Corp.                                    235,000        6,540,050
Williams Cos., Inc. (The)                      100,000        2,552,000
WPS Resources Corp.                             50,000        1,827,500
-----------------------------------------------------------------------
                                                           $ 90,582,723
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $384,567,468)                          $405,028,467
-----------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 3.1%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Utilities - Electrical and Gas -- 3.1%
-----------------------------------------------------------------------
Cinergy Corp.(1)                               120,000     $  6,624,000
Sierra Pacific Resources(1)                    125,000        6,687,500
-----------------------------------------------------------------------
                                                           $ 13,311,500
-----------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $12,253,200)                           $ 13,311,500
-----------------------------------------------------------------------

CONVERTIBLE BONDS -- 0.4%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Ovation, Inc. (PIK), 9.75%, 2/23/01*(2)     $    3,595     $  1,797,612
-----------------------------------------------------------------------
Total Convertible Bonds
   (identified cost, $3,595,224)                           $  1,797,612
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 0.5%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
General Electric Capital, 1.78%, 1/2/02     $    2,030     $  2,029,900
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $2,029,900)                         $  2,029,900
-----------------------------------------------------------------------
Total Investments -- 99.2%
   (identified cost $402,445,792)                          $422,167,479
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.8%                     $  3,539,025
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $425,706,504
-----------------------------------------------------------------------

 GDR - Global Depositary Receipt.
 (PIK) - Payment In Kind.
 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (3)  Foreign security.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 *    Issuer defaulted on maturity payment.

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2001
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $402,445,792)                          $422,167,479
Cash                                             3,520
Receivable for investments sold              3,867,469
Dividends receivable                           932,743
Prepaid expenses                                 2,532
------------------------------------------------------
TOTAL ASSETS                              $426,973,743
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $  1,223,700
Payable to affiliate for Trustees' fees          6,551
Accrued expenses                                36,988
------------------------------------------------------
TOTAL LIABILITIES                         $  1,267,239
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $425,706,504
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $405,984,689
Net unrealized appreciation (computed on
   the basis of
   identified cost)                         19,721,815
------------------------------------------------------
TOTAL                                     $425,706,504
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2001
Investment Income
-------------------------------------------------------
Dividends (net of foreign taxes,
   $153,457)                              $  13,127,274
Interest                                        307,731
-------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  13,435,005
-------------------------------------------------------

Expenses
-------------------------------------------------------
Investment adviser fee                    $   3,208,204
Trustees' fees and expenses                      25,901
Custodian fee                                   240,719
Legal and accounting services                    30,698
Interest expense                                 40,740
Miscellaneous                                     7,614
-------------------------------------------------------
TOTAL EXPENSES                            $   3,553,876
-------------------------------------------------------

NET INVESTMENT INCOME                     $   9,881,129
-------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (9,845,753)
   Foreign currency transactions                (11,071)
-------------------------------------------------------
NET REALIZED LOSS                         $  (9,856,824)
-------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(103,797,594)
   Foreign currency                              (4,310)
-------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(103,801,904)
-------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(113,658,728)
-------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(103,777,599)
-------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET                YEAR ENDED         YEAR ENDED
ASSETS                                    DECEMBER 31, 2001  DECEMBER 31, 2000
------------------------------------------------------------------------------
From operations --
   Net investment income                  $       9,881,129  $       8,915,128
   Net realized gain (loss)                      (9,856,824)        91,617,515
   Net change in unrealized appreciation
      (depreciation)                           (103,801,904)       (62,284,706)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $    (103,777,599) $      38,247,937
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      33,976,470  $      39,477,487
   Withdrawals                                  (79,078,065)       (82,230,095)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $     (45,101,595) $     (42,752,608)
------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $    (148,879,194) $      (4,504,671)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $     574,585,698  $     579,090,369
------------------------------------------------------------------------------
AT END OF YEAR                            $     425,706,504  $     574,585,698
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     YEAR ENDED DECEMBER 31,
                                  -------------------------------------------------------------
                                    2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Operating expenses                 0.71%        0.71%        0.72%        0.72%        0.74%
   Interest expense                   0.01%        0.01%          --(1)      0.16%        0.01%
   Net investment income              2.00%        1.54%        1.68%        3.13%        4.42%
Portfolio Turnover                     169%         149%          93%          78%         169%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(2)                     (18.61)%         --           --           --           --
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $425,707     $574,586     $579,090     $459,616     $413,409
-----------------------------------------------------------------------------------------------

 (1)  Represents less than 0.01%
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Utilities Portfolio (the Portfolio), is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve a high level of total return, consisting of capital appreciation and relatively predictable income by investing principally in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Under normal circumstances the Portfolio invests at least 80% of its total assets in common stocks of utilities companies. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sales prices or, if there has been no sale, at the mean between the closing bid and asked prices. Unlisted securities are valued at the mean between the latest available bid and asked prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable are appraised at their fair value as determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Delayed Delivery Transactions -- The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place at a period in time after the date of the transaction. At the time the transaction is negotiated, the price of the security that will be delivered and paid for is fixed. Losses may arise due to changes in the market value of the underlying securities if the counterparty does not perform under the contract.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2001, $4,199 in credit balances were used to reduce the Portfolio's custodian fee.

 G Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

UTILITIES PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million, 0.6875% from $500 million up to $1 billion, and at reduced rates as daily net assets exceed that level. In addition, the Trustees voted to accept a reduction of BMR's compensation so that advisory fees paid will not exceed 0.65% on an annual basis on assets up to $500 million, 0.625% from $500 million up to $1 billion, and at reduced rates thereafter. For the year ended December 31, 2001, the fee was equivalent to 0.65% of the Portfolio's average daily net assets for such period and amounted to $3,208,204. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2001, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $823,868,698 and $864,853,256, respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $404,054,428
    ------------------------------------------------------
    Gross unrealized appreciation             $ 33,931,847
    Gross unrealized depreciation              (15,818,796)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 18,113,051
    ------------------------------------------------------

   The net unrealized appreciation on foreign currency at December 31, 2001, on a federal income tax basis, was $128.

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the year ended December 31, 2001 was $966,849 and the average interest rate was 4.21%. At December 31, 2001, the Portfolio did not have a loan outstanding under this agreement.

UTILITIES PORTFOLIO AS OF DECEMBER 31, 2001

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF UTILITIES PORTFOLIO
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Utilities Portfolio (the "Portfolio") at December 31, 2001, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2002

EATON VANCE UTILITIES FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Eaton Vance Special Investment Trust and Portfolio are responsible for the overall management and supervision of the Eaton Vance Utilities Fund's and Portfolio's affairs. The Trustees and officers of the Fund and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

INTERESTED TRUSTEE(S)

NAME,                       POSITION(S)              TERM OF OFFICE
ADDRESS                      WITH THE                 AND LENGTH OF             PRINCIPAL OCCUPATION(S)
AND AGE                   TRUST/PORTFOLIO              SERVICE(3)               DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Jessica M.               Trustee            Trustee Since 1998                  President and Chief Executive Officer of
Bibliowicz(1)                                                                   National Financial Partners (financial
Age 42                                                                          services company) (since April 1999).
The Eaton Vance                                                                 President and Chief Operating Officer of
Building                                                                        John A. Levin & Co. (registered
255 State Street                                                                investment advisor) (July 1997 to
Boston, MA 02109                                                                April 1999) and Director of Baker,
                                                                                Fentress & Company (which owns John A.
                                                                                Levin & Co., a registered investment
                                                                                advisor) (July 1997 to April 1999).
                                                                                Formerly, Executive Vice President of
                                                                                Smith Barney Mutual Funds (July 1994 to
                                                                                June 1997).
James B. Hawkes(2)       President and      President and Trustee Since 1989    Chairman, President and Chief Executive
Age 60                   Trustee                                                Officer of BMR, EVM and their corporate
The Eaton Vance                                                                 parent and trustee (EVC and EV); Vice
Building                                                                        President of EVD. President or officer
255 State Street                                                                of 170 funds managed by Eaton Vance or
Boston, MA 02109                                                                its affiliates.

NAME,                     NUMBER OF PORTFOLIOS
ADDRESS                      IN FUND COMPLEX       OTHER DIRECTORSHIPS
AND AGE                  OVERSEEN BY TRUSTEE(4)    HELD
-----------------------
Jessica M.                              165
Bibliowicz(1)
Age 42
The Eaton Vance
Building
255 State Street
Boston, MA 02109
James B. Hawkes(2)                      170        Director of EVC, EV and EVM.
Age 60
The Eaton Vance
Building
255 State Street
Boston, MA 02109

 (1) Ms. Bibliowicz is deemed to be an interested person of the Fund because of her affiliation with a brokerage firm.
 (2) Mr. Hawkes is an interested person of the Fund and Portfolio because of his position as Director, Chairman, President and Chief Executive Officer of BMR, EVM, and EVC, which are affiliates of the Fund and Eaton Vance.
 (3)  Trustees and officers serve for an indefinite term.
 (4)  Includes both master and feeder funds in a master feeder structure.

DISINTERESTED DIRECTORS(S)

NAME,                       POSITION(S)              TERM OF OFFICE
ADDRESS                      WITH THE                 AND LENGTH OF             PRINCIPAL OCCUPATION(S)
AND AGE                   TRUST/PORTFOLIO              SERVICE(3)               DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Donald R. Dwight         Trustee            Trustee Since 1989                  President of Dwight Partners, Inc.
Age 70                                                                          (corporate relations and communications
The Eaton Vance                                                                 company).
Building
255 State Street
Boston, MA 02109
Samuel L. Hayes, III     Trustee            Trustee Since 1989                  Jacob H. Schiff Professor of Investment
Age 67                                                                          Banking Emeritus, Harvard University
The Eaton Vance                                                                 Graduate School of Business
Building                                                                        Administration.
255 State Street
Boston, MA 02109
Norton H. Reamer         Trustee            Trustee Since 1989                  Chairman and Chief Operating Officer,
Age 66                                                                          Hellman, Jordan Management Co., Inc. (an
The Eaton Vance                                                                 investment management company).
Building                                                                        President, Unicorn Corporation
255 State Street                                                                (investment and financial advisory
Boston, MA 02109                                                                services company) (since
                                                                                September 2000). Formerly, Chairman of
                                                                                the Board, United Asset Management
                                                                                Corporation (a holding company owning
                                                                                institutional investment management
                                                                                firms) and Chairman, President and
                                                                                Director, UAM Funds (mutual funds).

NAME,                     NUMBER OF PORTFOLIOS
ADDRESS                      IN FUND COMPLEX       OTHER DIRECTORSHIPS
AND AGE                  OVERSEEN BY TRUSTEE(4)    HELD
-----------------------
Donald R. Dwight                        170        Trustee/Director of the Royce Funds
Age 70                                             (consisting of 17 portfolios).
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Samuel L. Hayes, III                    170        Director of Tiffany & Co. Director of
Age 67                                             Telect, Inc.
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Norton H. Reamer                        170
Age 66
The Eaton Vance
Building
255 State Street
Boston, MA 02109

EATON VANCE UTILITIES FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION CONT'D

DISINTERESTED DIRECTORS(S) (CONTINUED)

NAME,                       POSITION(S)              TERM OF OFFICE
ADDRESS                      WITH THE                 AND LENGTH OF             PRINCIPAL OCCUPATION(S)
AND AGE                   TRUST/PORTFOLIO              SERVICE(3)               DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Lynn A. Stout            Trustee            Trustee Since 1998                  Professor of Law, University of
Age 44                                                                          California at Los Angeles School of Law
The Eaton Vance                                                                 (since July 2001). Formerly, Professor
Building                                                                        of Law, Georgetown University Law Center
255 State Street                                                                (prior to July 2001).
Boston, MA 02109
Jack L. Treynor          Trustee            Trustee Since 1989                  Investment Adviser and Consultant.
Age 72
The Eaton Vance
Building
255 State Street
Boston, MA 02109

NAME,                     NUMBER OF PORTFOLIOS
ADDRESS                      IN FUND COMPLEX       OTHER DIRECTORSHIPS
AND AGE                  OVERSEEN BY TRUSTEE(4)    HELD
-----------------------
Lynn A. Stout                           165
Age 44
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Jack L. Treynor                         167
Age 72
The Eaton Vance
Building
255 State Street
Boston, MA 02109

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME,                       POSITION(S)              TERM OF OFFICE
ADDRESS                      WITH THE                 AND LENGTH OF             PRINCIPAL OCCUPATION(S)
AND AGE                   TRUST/PORTFOLIO              SERVICE(3)               DURING PAST FIVE YEARS(4)
------------------------------------------------------------------------------------------------------------------------
Duke Laflamme            Vice President of  Vice President Since 2001           Vice President of EVM and BMR since
Age 32                   Trust                                                  November 2001: Officer of 9 investment
The Eaton Vance                                                                 companies managed by EVM or BMR. Prior
Building                                                                        to November 2001, Mr. Laflamme was an
255 State Street                                                                Assistant Vice President and Research
Boston, MA 02109                                                                Associate for EVM and BMR. Prior to
                                                                                January 1998, he was an assistant
                                                                                portfolio manager at Norwest Investment
                                                                                Manager.
Judith A. Saryan         Vice President of  Vice President Since 1999           Vice President of EVM and BMR since
Age 47                   Trust Utilities                                        March 11, 1999. Prior to that,
The Eaton Vance          Portfolio                                              Portfolio Manager for State Street
Building                                                                        Global Advisors (1980-1999).
255 State Street
Boston, MA 02109
Edward E. Smiley, Jr.    Vice President of  Vice President Since 1997           Vice President of EVM and BMR. Officer
Age 57                   Trust                                                  of 34 investment companies managed by
The Eaton Vance                                                                 EVM or BMR.
Building
255 State Street
Boston, MA 02109
Alan R. Dynner           Secretary          Secretary Since 1997                Vice President, Secretary and Chief
Age 61                                                                          Legal Officer of BMR, EVM and EVC; Vice
The Eaton Vance                                                                 President, Secretary and Clerk of EVD.
Building                                                                        Secretary of 170 funds managed by EVM
255 State Street                                                                and its affiliates.
Boston, MA 02109
James L. O'Connor        Treasurer          Treasurer Since 1989                Vice President of BMR and EVM; Vice
Age 56                                                                          President of EVD. Treasurer of 170 funds
The Eaton Vance                                                                 managed by EVM and its affiliates.
Building
255 State Street
Boston, MA 02109

NAME,
ADDRESS
AND AGE
-----------------------
Duke Laflamme
Age 32
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Judith A. Saryan
Age 47
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Edward E. Smiley, Jr.
Age 57
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Alan R. Dynner
Age 61
The Eaton Vance
Building
255 State Street
Boston, MA 02109
James L. O'Connor
Age 56
The Eaton Vance
Building
255 State Street
Boston, MA 02109

 The Statement of Additional Information for the Fund includes additional information about the Trustees and officers of the Fund and Portfolio and can be obtained without charge by calling 1-800-225-6265.

INVESTMENT ADVISER OF UTILITIES PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE UTILITIES FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
160 Federal Street
Boston, MA 02110

--------------------------------------------------------------------------------
                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122
--------------------------------------------------------------------------------

EATON VANCE UTILITIES FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------


159-2/02                                                                  UTSRC